Earnings per ordinary share (Tables)	6 Months Ended
Jun. 30, 2024
Basic earnings per share [abstract]
Summary of earnings per ordinary share

Earnings per ordinary share
			Weighted average number
			of ordinary shares outstanding
	Amount		during the period		Per ordinary share
	(in EUR million)		(in millions)		(in EUR)
	30 June 2024	30 June 2023	30 June 2024	30 June 2023	30 June 2024	30 June 2023
Basic earnings	4,456	3,206	3,292.5	3,617.0	1.35	0.89
Basic earnings from continuing operations	4,456	3,206			1.35	0.89

Effect of dilutive instruments:
Share plans			3.3	2.0
			3.3	2.0

Diluted earnings	4,456	3,206	3,295.8	3,619.0	1.35	0.89
Diluted earnings from continuing operations	4,456	3,206			1.35	0.89